PRIVATE LOANS - Schedule of Credit Ratings For Private Loans (Details) - Private Loan - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 6,752	$ 5,204
A or higher
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	2,341	1,595
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	822	692
BB and below
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	2,458	875
Unrated
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 1,131	$ 2,042